Accounts Receivable - Schedule of Accounts Receivable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts receivable	$ 13,200	$ 3,200
Less: Allowance for doubtful accounts	(3,200)	(3,200)
Accounts receivable, net, before amount due to related parties	10,000
Less: Amount due to related parties	(10,000)
Accounts receivable, net	$ 0